Consolidated Statements of Stockholders' Equity Consolidated Statements of Stockholders' Equity - USD ($) $ in Millions	Total	Preferred Stock Outstanding [Member]	Common Stock Outstanding [Member]	Treasury Shares at Cost [Member]	Par Value and Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (loss) [Member]	Accumulated Deficit [Member]
Balance, beginning of period at Dec. 31, 2013	$ 14,245			$ 0	$ 37,330	$ 3	$ (23,088)
Preferred stock, shares outstanding, beginning at Dec. 31, 2013		0
Common stock, shares outstanding, beginning at Dec. 31, 2013			801,879,804
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	247						247
Other Comprehensive Income (Loss)	(2)					(2)
Issuance of preferred stock, shares		20,000,000
Issuance of preferred stock	982				982
Stock-based compensation	196				196
Exercise of stock options, shares			1,496,365
Exercise of stock options	27				27
Issuance of vested restricted stock units, shares			6,296,107
Shares withheld related to net share settlement of stock awards and stock options, shares			(2,203,673)
Shares withheld related to net share settlement of stock awards and stock options	(73)				(73)
Excess tax benefit from stock-based compensation	34				34
Other	7				7
Preferred stock, shares outstanding, ending at Dec. 31, 2014		20,000,000
Common stock, shares outstanding, ending at Dec. 31, 2014			807,468,603
Balance, ending of period at Dec. 31, 2014	15,663			0	38,503	1	(22,841)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	733						733
Other Comprehensive Income (Loss)	(2)					(2)
Issuance of preferred stock	0
Stock-based compensation	227				227
Exercise of stock options, shares			2,381,650
Exercise of stock options	47				47
Stock issued for employee stock purchase plan, shares			761,085
Stock issued for employee stock purchase plan	21				21
Issuance of vested restricted stock units, shares			11,956,345
Shares withheld related to net share settlement of stock awards and stock options, shares			(4,176,464)
Shares withheld related to net share settlement of stock awards and stock options	(156)				(156)
Excess tax benefit from stock-based compensation	79				79
Dividends on preferred stock	$ (55)				(55)
Preferred stock, shares outstanding, ending at Dec. 31, 2015	20,000,000	20,000,000
Common stock, shares outstanding, ending at Dec. 31, 2015	818,391,219		818,391,219
Balance, ending of period at Dec. 31, 2015	$ 16,557			0	38,666	(1)	(22,108)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	1,460						1,460
Other Comprehensive Income (Loss)	2					2
Issuance of preferred stock	0
Stock-based compensation	264				264
Exercise of stock options, shares			982,904
Exercise of stock options	29				29
Stock issued for employee stock purchase plan, shares			1,905,534
Stock issued for employee stock purchase plan	63				63
Issuance of vested restricted stock units, shares			7,712,463
Shares withheld related to net share settlement of stock awards and stock options, shares			(2,605,807)
Shares withheld related to net share settlement of stock awards and stock options	(122)				(122)
Transfer RSU to NQDC, shares			(28,982)
Transfer RSU to NQDC	0			(1)	1
Dividends on preferred stock	(55)				(55)
Cumulative Effect on Retained Earnings, Net of Tax	$ 38						38
Preferred stock, shares outstanding, ending at Dec. 31, 2016	20,000,000	20,000,000
Common stock, shares outstanding, ending at Dec. 31, 2016	826,357,331		826,357,331
Balance, ending of period at Dec. 31, 2016	$ 18,236			$ (1)	$ 38,846	$ 1	$ (20,610)